Investments - Summary of Equity Securities Without Readily Determinable Fair Values (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Equity Securities without Readily Determinable Fair Value [Line Items]
Carrying amounts at the end of the period	¥ 208,869	¥ 186,146
Downward adjustments and impairments	6,580	5,087
Upward adjustments	¥ 24,126	¥ 9,216